Related Party Transactions (Details) $ / shares in Units, £ in Thousands					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 13, 2020 USD ($) $ / shares shares	Jan. 23, 2020	Aug. 16, 2017 USD ($) shares	Dec. 16, 2016	Jan. 31, 2020	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Nov. 13, 2020 GBP (£)
Related Party Transactions
Related party receivables						$ 31,831		$ 31,831		$ 13,648	$ 14,505
Expenses incurred in relation to legal services						32,000	$ 0	95,000	$ 9,000	32,000	100,000
Amounts payable						0		$ 0		$ 0	0
Loans receivable term	3 years
Loans receivable carrying amount	$ 335,000		$ 75,000
Abated interest rate	0.25%
Number of stock options purchased | shares	1,408,240						1,719,364			261,736
Share issue price | $ / shares	$ 1.20
Vesting period	24 months	0 years		0 years	0 years			0 years
Loans Receivable amount kind in services per month	$ 9,000											£ 9
Stock options expiration period	36 months			10 years
Loans issued | shares			176,282
Shareholder loan balances totaled						46,000		$ 46,000		$ 130,000	225,000
10Clouds
Related Party Transactions
Related party receivables						159,000		159,000		253,000
Related party cost						254,000	$ 313,000	688,000	$ 815,000	1,080,000.00	$ 1,910,000
Three shareholder loan agreements with three related parties
Related Party Transactions
Loans receivable carrying amount			$ 75,000
Loans issued | shares			176,282
Shareholder loan balances totaled						$ 0		$ 0		$ 0